LEASE (Tables)	6 Months Ended
Jun. 30, 2024
LEASE
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Right-of-use assets	$2	$—

Lease liabilities - current	$6	$—
Lease liabilities - non-current	—	—
Total lease liabilities	$6	$—

Summary of lease expenses

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Operating lease cost	$8	$2